CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets Parenthetical
Accumulated depreciation	$ 132	$ 53
Current liabilities
Discount on Convertible promissory note	21,881
Net of discount on related party	$ 781,295	$ 534,519
STOCKHOLDERS' EQUITY
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares Issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Authorized	500,000,000	500,000,000	500,000,000
Common stock, shares Issued	74,650,675	70,069,693	67,781,934
Common stock, shares outstanding	74,650,675	70,069,693	67,781,934